INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Inventory Disclosure [Line Items]
Period of time on the market when inventory adjustment formula is first applied	2 years
Raw materials and consumables	$ 287	$ 219	$ 207
Work-in-progress	100	88	69
Finished goods and goods for resale	1,227	1,088	1,028
Total inventories	1,614	1,395	1,304
Foreign exchange movements	(1)	1
Cost of inventories recognised as an expense and included in cost of goods sold	1,147	1,126	1,013
Inventories recognised as an expense within cost of goods sold resulting from inventory write-offs	70	94	68
Reserves for excess and obsolete inventories
Schedule Of Inventory Disclosure [Line Items]
Reserves	308	$ 305	$ 296
Increase in reserves	3
Write-off of inventory	4
Foreign exchange movements	$ 1
Orthopaedic instruments | Minimium
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	3 years
Orthopaedic instruments | Maximum
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	7 years